Retained Earnings and Dividends Paid - Summary of Dividends Paid (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividends [Abstract]
Number of shares issued	641,964,077	641,964,077	641,964,077
Number of treasury stocks	0	0	0
Number of shares eligible for dividends	641,964,077	641,964,077	641,964,077
Dividends paid per share (In won)	₩ 1,216	₩ 0	₩ 0
Dividends paid, ordinary shares	₩ 780,628	₩ 0	₩ 0